UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Wolf Fund Management Ltd.

Address:      Genesis Building, 4th Floor
              13 Genesis Close, Suite 10240
              Grand Cayman, Cayman Islands KY1-1002

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shyam Srinivasan
Title:     Chief Financial Officer
Phone:     212-201-2640


Signature, Place and Date of Signing:

/s/ Shyam Srinivasan             New York, New York          February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $141,235
                                       (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.                                  Wolf Opportunity Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                    VALUE      SHRS OR     SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP        (X$1000)   PRN AMT     PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------    -----        --------   -------     --- ----   ----------  --------  ----     ------  ----
CISCO SYS INC                 COM         17275R102    74,412     3,678,284   SH         DEFINED     1         3,678,284
EURONET WORLDWIDE INC         COM         298736109     4,057       232,604   SH         DEFINED     1           232,604
GLOBAL CASH ACCESS HLDGS INC  COM         378967103    19,947     6,253,122   SH         DEFINED     1         6,253,122
NASDAQ OMX GROUP INC          COM         631103108    42,819     1,804,444   SH         DEFINED     1         1,804,444

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